Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
13	Equity

Share capital

The share capital of the parent company Materialise NV consists of 54,169,257 ordinary nominative shares at December 31, 2020 (2019:53,172,513; 2018:52,890,761) with no nominal but par value of €0.076 in 2020 (2019:€0.058; 2018: €0.058) for a total amount of K€4,096 at December 31, 2020 (2019:K€3,066; 2018:K€3,050).

in 000€, except share data	Total number of ordinary shares	Total share- holders' capital	Total share- premium
Outstanding at January 1, 2018	47,325,438	2,729	79,839
Capital increase in cash - public offering	5,403,125	312	59,575
Expenses directly attributable to public offering	−	−	(4,003)
Capital increase via exercise of warrants	162,198	9	593
Equity settled share-based payments expense	−	−	633
Outstanding at January 1, 2019	52,890,761	3,050	136,637
Capital increase via exercise of warrants	281,752	16	1,252
Equity settled share-based payments expense	−	−	201
Outstanding at January 1, 2020	53,172,513	3,066	138,090
Capital increase via exercise of warrants	487,840	30	3,082
Capital increase via exercise of convertible bonds	508,904	1,000	−
Equity settled share-based payments expense	−	−	103
Merger with Ailanthus NV	13,428,688	1,862	−
Cancellation treasury shares (Ailanthus NV)	(13,428,688)	(1,862)	−
Outstanding on December 31, 2020	54,169,257	4,096	141,275

The shareholders’ capital increased by K€30in 2020 as a result of the exercise of warrants outstanding and fully vested. The number of new shares issued was 487,840 at an average price of €6.4 per share, including share premium.

The shareholders’ capital increased by K€1,000 in 2020 as a result of the exercise of convertible bonds. The number of new shares issued was 508,904 at an average price of €1.97 per share, including share premium.

On December 31, 2020, the Group has acquired 13,428,688 treasury shares via the merger with the company Ailanthus NV. Ailanthus NV held those shares in the Group. Immediately subsequent the merger, the Group has cancelled all the treasury shares with a corresponding credit to share capital. As part of the merger transaction, the Group issued an equal number of shares to the former shareholders of Ailanthus NV.

Share premium

In Belgium, the portion of the capital increase in excess of par value is typically allocated to share premium.

The carrying value of the share premium is K€141,275 at December 31, 2020 (2019: K€138,090; 2018: K€136,637). The change in 2020 is the result of:

  The capital increase via exercise of warrants of K€3,082; and
  the share-based payment expense of K€103.

The change in 2019 is the result of the share-based payment K€201 and the capital increase via exercise of warrants of K€1,252. The change in 2018 is the result of the share-based payment expense of K€633, the capital increase via exercise of warrants of K€593 and the capital increase in cash-public offering and private placement of K€59,575 minus K€4,003 expenses directly attributable to public offering and private placement.

Other reserves

The nature and purpose of the other reserves is as follows:

	As of December 31,
in 000€	2020	2019*	2018
Legal reserve	279	279	279
Other reserves	2,574	(335)	(335)
Equity-settled-based payment expense	72	72	65
Other Comprehensive Income (loss)	(7,796)	(1,394)	(1,850)
Other reserves	(4,871)	(1,378)	(1,841)

Based on the statutory result and after final result allocation approved by the annual shareholders meeting the legal reserve is increased by reserving 5% of the yearly statutory profit until the legal reserve reaches at least 10% of the shareholders’ capital. The legal reserve cannot be distributed to the shareholders.

The Group did not pay any dividend during 2020, 2019 and 2018.

Other comprehensive loss

Other comprehensive loss consists of the following:

in '000€	Currency Translation Differences & Other	Fair value adjustment equity investments	Total OCI attributable to the shareholder
At January 1, 2018	(1,803)	−	(1,803)
Currency translation impact	(47)	−	(47)
At December 31, 2018	(1,850)	−	(1,850)
Currency translation impact	456	−	456
At December 31, 2019	(1,394)	−	(1,394)
Currency translation impact	(6,025)	−	(6,025)
Fair value adjustment	−	489	489
Acquisition non-controlling interest - OCI	(866)	−	(866)
At December 31, 2020	(8,285)	489	(7,796)

Non-controlling interest

In 2018 there were no non-controlling interests. In 2019, a non-controlling interest has been recognized for 25% held by third party in Engimplan for an amount of K€3,107 (changed to K€ 3,276*) per end of 2019.

As of December 1, 2020, the Group acquired the remaining 25% non-controlling interest held by a third party in Engimplan in return for the Spine Business. The non-controlling interest with a carrying amount of K€2,213 was derecognized. The gain on the transaction of K€1,279 was recognized within other reserves within equity.

No non-controlling interest is recognized for the 17% held by a third party in RapidFit+ as the amount is presented as a financial liability.

RapidFit+

The Group has purchased a call option and written a put-option on the non-controlling interest in Rapidfit+. The call option was accounted for in accordance with IFRS 9 and has an exercise price which is calculated according to a specified contractual formula based on the following parameters: invested capital, multiple of EBITDA minus net financial debt. Based on our analysis the call option remained out of the money at 31 December 2018 and 31 December 2019, and has expired at 31 December 2020. The call option was exercisable between June 30, 2015 and June 27, 2020.

The written put option has been recognized as a financial liability and measured at the fair value of the redemption amount and amounts to K€875 at December 31, 2020 (2019: K€875; 2018 K€845). The undiscounted estimated redemption amount totals K€875 at December 31, 2020 (2019: K€875; 2018: K€875). The redemption price has an exercise price according to a specified contractual formula based on the following parameters: invested capital, multiple of EBITDA minus net financial debt. The initial recognition resulted in a reclassification of K€264 from non-controlling interest and K€64 from consolidated reserves. The written put option is exercisable between June 27, 2019 and June 27, 2021 and it is management’s estimate that the put option will be exercised within 12 months. As such, the written put option is presented as an other current liability.

In addition, RapidFit+ has issued K€10 dilution warrants to the non-controlling interest which are exercisable upon occurrence of certain specified events. The fair value of the dilution warrants is K€0 per end of 2020 (2019: K€0; 2018:K€0).